Provisions for Retirement Benefit Obligations - Sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption (as a percent)	3.40%	3.50%	3.50%
Discount rate at 0.45%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		0.45%
Benefit obligation at December 31		€ 1,168
Discount rate at 0.70%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		0.70%
Benefit obligation at December 31		€ 1,127
Discount rate at 0.95%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		0.95%
Benefit obligation at December 31		€ 1,088
Discount rate at 1.35%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			1.35%
Benefit obligation at December 31			€ 1,067
Discount rate at 1.60%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			1.60%
Benefit obligation at December 31			€ 1,029
Discount rate at 1.85%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			1.85%
Benefit obligation at December 31			€ 994
Discount rate at 0.10%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	0.10%
Benefit obligation at December 31	€ 1,433
Discount rate at 0.35%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	0.35%
Benefit obligation at December 31	€ 1,385
Discount rate at 0.60%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	0.60%
Benefit obligation at December 31	€ 1,340